Debt - Summary of Foreign Currency Translation (Detail) $ in Thousands	Dec. 31, 2024 MXN ($) $ / SFr $ / € $ / $ $ / £ $ / ¥ $ / MXV	Dec. 31, 2023 MXN ($) $ / ¥ $ / MXV $ / $ $ / € $ / SFr $ / £
Disclosure of long term debt [Line Items]
Currency exchange rate	20.2683
Loan from foreign banks | $	$ 1,612,427,515	$ 1,446,679,514
U.S. dollar
Disclosure of long term debt [Line Items]
Currency exchange rate	20.2683	16.9220
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.1289	0.1200
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	25.3860	21.5646
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	20.9868	18.6963
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	22.3721	20.1101
UDIs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / MXV	8.340909	7.981602